SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2018
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED BALANCE SHEETS

	As of December 31,
	2017	2018
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	1,307,136	11,044,673
Accounts receivable	5,971	7,222
Prepaid expenses and other current assets	30,596	34,027
Total current assets	1,343,703	11,085,922
Advances to subsidiaries and VIEs	30,102,549	74,814,760
TOTAL ASSETS	31,446,252	85,900,682
LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICITS) EQUITY
Current liabilities:
Accrued issuance costs	—	809,952
Deferred ADR reimbursement	—	117,176
Other current liabilities	—	46,129
Total current liabilities	—	973,257
Other non-current liabilities	—	604,630
TOTAL LIABILITIES	—	1,577,887
Convertible redeemable preferred shares (redemption value of US$209,694,647 and nil as of December 31, 2017 and December 31, 2018, respectively)	156,367,810	—
SHAREHOLDERS' (DEFICITS) EQUITY:
Ordinary shares	8,984	31,960
Treasury Stock		(2,499,167)
Additional paid-in capital	876,560	204,701,187
Accumulated deficit	(126,899,750)	(116,752,285)
Accumulated other comprehensive income (loss)	1,092,648	(1,158,900)
Total Shareholders’ (Deficits) Equity	(124,921,558)	84,322,795
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICITS) EQUITY	31,446,252	85,900,682

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED STATEMENTS OF OPERATIONS

	For Years ended December 31,
	2016	2017	2018
	US$	US$	US$
Net revenues	68,944	116,120	146,090
Cost of revenue	(44,853)	(66,231)	(87,416)
Gross profit	24,091	49,889	58,674
Operating expenses:
General and administrative expenses	(520,067)	(2,043,737)	(450,005)
Research and development expenses	(445,084)	(544,786)	(1,788,724)
Sales and marketing expenses	(35,298)	(70,707)	(127,095)
Other operating income, net	—	—	9,374
Total operating expenses	(1,000,449)	(2,659,230)	(2,356,450)
Loss from operations	(976,358)	(2,609,341)	(2,297,776)
Foreign exchange (losses) gains	(3,326,826)	2,792,646	9,604
Income (Loss) before income taxes and equity in earnings of subsidiaries	(4,303,184)	183,305	(2,288,172)
Net income (loss) before equity in earnings of subsidiaries	(4,303,184)	183,305	(2,288,172)
Equity in (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	(26,403,415)	(23,844,218)	12,435,637
Net (loss) income attributed to CooTek (Cayman) Inc.	(30,706,599)	(23,660,913)	10,147,465

SCHEDULE I—ADDITIONAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC

CONDENSED STATEMENTS OF CASH FLOWS

	For Years ended December 31,
	2016	2017	2018
	US$	US$	US$
Operating activities:
Net (loss)income	(30,706,599)	(23,660,913)	10,147,465
Equity in losses (income) of subsidiaries, VIEs and VIEs’ subsidiaries	26,403,415	23,844,218	(12,435,637)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	727,213	876,560	2,359,471
Changes in assets and liabilities:
Accounts receivable	(2,033)	(163)	(1,251)
Accrued expenses and other current liabilities	10,000	(10,000)	163,305
Other receivables, deposits and other assets	—	—	(3,432)
Other non-current liabilities	—	—	604,630
Net cash provided by (used in) operating activities	(3,568,004)	1,049,702	834,551
Investing activities:
Investment in subsidiaries	—	(21,500,000)	19,890,000
Advances to subsidiaries and VIEs	(37,291,793)	(252,465)	(54,418,121)
Net cash used in investing activities	(37,291,793)	(21,752,465)	(34,528,121)
Financing activities:
Proceeds from issuance of preferred shares	46,000,000	20,000,000	—
Issuance of ordinary shares for initial public offering (“IPO”)	—	—	45,930,274
Cash paid for other financing activities	—	(3,451,616)	—
Payment of share repurchase	—	—	(2,499,167)
Net cash provided by financing activities	46,000,000	16,548,384	43,431,107
Net increase (decrease) in cash, cash equivalents and restricted cash	5,140,203	(4,154,379)	9,737,537
Cash, cash equivalents and restricted cash at beginning of year	321,312	5,461,515	1,307,136
Cash, cash equivalents and restricted cash at end of year	5,461,515	1,307,136	11,044,673

SCHEDULE I—COOTEK (CAYMAN) INC CONDENSED FINANCIAL STATEMENTS

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04(c) of Regulation S‑X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries VIEs and VIEs subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries VIEs and VIEs’ subsidiaries” and share of their earnings (losses) as “Equity in earnings (losses) of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4.

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long‑term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.